Summary of Account Balances of Deferred Variable Annuity Contracts with Guarantees Invested in Separate Accounts (Parenthetical) (Detail) - USD ($) $ in Billions	Dec. 31, 2018	Dec. 31, 2017
Separate Account Value [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	$ 38.3	$ 40.0